Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement and Deferred Compensation Plans [Abstract]
Benefit Plans' Assets And Obligations

	As of or For the Years Ended December 31,
	2022	2021	2022	2021

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$77	$108	$9	$8
Projected benefit obligation	82	107	6	9
Funded status	$(5)	$1	$3	$(1)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$4	$3	$-
Other liabilities	(5)	(3)	-	(1)
Net amount recognized	$(5)	$1	$3	$(1)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	5.66%	3.07%	5.70%	3.10%
Net periodic benefit cost:
Weighted-average discount rate	3.07%	2.95%	3.73%	2.96%
Expected return on plan assets	5.00%	4.25%	6.50%	6.50%

Fair Value Of Benefit Plan Assets

	As of December 31,
	2022	2021

Fixed maturity securities:
Corporate bonds	$33	$49
U.S. government bonds	17	20
CMBS	2	2
Common stock	22	32
Cash and invested cash	3	5
Other investments	9	8
Total	$86	$116

Deferred Compensation Plans Liabilities And Investments

	As of December 31,
	2022	2021
Total liabilities (1)	$623	$755
Investments dedicated to fund liabilities (2)	206	254

(1)Reported in other liabilities on the Consolidated Balance Sheets.

(2)Reported in other assets on the Consolidated Balance Sheets.